Derecognition of Financial Assets - Summary of Carrying Amount of Transferred Other Financial Assets Do Not Qualify for Derecognition and Associated Liabilities (Detail) - Other Financial Assets [Member] - CAD ($)
$ in Millions
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying value of assets	$ 175,000	$ 161,179
Carrying value of associated liabilities	137,763	124,083
Repurchase agreement [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying value of assets	121,918	110,879
Securities lending [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying value of assets	$ 53,082	$ 50,300